Note 15 - Other Comprehensive Income (Loss) (Details) - Changes in Accumulated Other Comprehensive Income (Loss) by Component In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) [Member] USD ($)	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) [Member] JPY (¥)	Mar. 31, 2014 Accumulated Defined Benefit Plans Adjustment [Member] USD ($)	Mar. 31, 2014 Accumulated Defined Benefit Plans Adjustment [Member] JPY (¥)	Mar. 31, 2014 Accumulated Translation Adjustment [Member] USD ($)	Mar. 31, 2014 Accumulated Translation Adjustment [Member] JPY (¥)	Mar. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Mar. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Mar. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Mar. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Year Ended		¥ 263,770			$ 4,809	¥ 495,217	$ (1,820)	¥ (187,318)	$ (428)	¥ (44,129)	$ 2,561	¥ 263,770
Other comprehensive income before reclassifications					10,241	1,054,562	397	40,879	4,075	419,701	14,713	1,515,142
Amounts reclassified out of accumulated other comprehensive income					(645)	(66,423)	2	236			(643)	(66,187)
Other comprehensive income	14,069	1,448,811	287,283	61,601	9,596	988,139	399	41,115	4,075	419,701	14,070	1,448,955	287,303	61,601
Other									1	61	1	61
Year Ended	$ 16,632	¥ 1,712,786	¥ 263,770		$ 14,405	¥ 1,483,356	$ (1,421)	¥ (146,203)	$ 3,648	¥ 375,633	$ 16,632	¥ 1,712,786	¥ 263,770